Acquisitions and Divestitures (Tables)	12 Months Ended
Mar. 31, 2024
Business Combinations [Abstract]
Fair Value Amounts Allocated to Assets Acquired and Liabilities	the following table provides fair value amounts allocated to assets acquired and liabilities assumed from DHC.

	Millions of yen
	Pre l iminary Valuation 2023	Adjustments	Final Valuation 2024
Cash and Cash Equivalents	¥101,254	¥0	¥101,254
Property under Facility Operations	18,790	(292)	18,498
Trade Notes, Accounts and Other Receivable	11,117	0	11,117
Inventories	17,370	1,727	19,097
Office Facilities	17,316	447	17,763
Other Assets and other	197,840	5,390	203,230

Total Assets	363,687	7,272	370,959

Short-Term Debt	5,000	0	5,000
Trade Notes, Accounts and Other Payable	13,748	0	13,748
Current and Deferred Income Taxes	25,472	8,095	33,567
Other Liabilities	19,114	(823)	18,291

Total Liabilities	63,334	7,272	70,606

Noncontrolling interests	353	0	353

Net	¥300,000	¥0	¥300,000

Other Intangible Assets Recognized in this Acquisition
Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trademarks and trade names	¥77,721	—

Subtotal	77,721

Intangibles subject to amortization:
License	15,976	15

Customer relationships	11,213	16

Subtotal	27,189

Total	¥104,910

Operations of the Company and its Subsidiaries
The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2021, the beginning of the fiscal year ended March 31, 2022:

	Millions of yen
	March 31, 2022	March 31, 2023
Total revenues	¥2,598,161	¥2,754,190
Net Income	327,997	310,937